Segments	12 Months Ended
Dec. 31, 2022
Segments
19. SEGMENTS
The following table presents a summary of revenue by geography for the year ended December 31, 2022, and 11 months ended 2021:

	Year Ended December 31, 2022		11 Months Ended December 31, 2021
	Amount	%	Amount	%
United States	$11,137	85.0%	$5,826	71.1%
Europe	1,965	15.0%	2,370	28.9%

	$13,102	100.0%	$8,196	100.0%

Revenues from external customers are attributed to individual countries based on the physical location in which the services are provided or the particular customer location with whom the Company has contracted.